Earnings Per Share - Computation of Basic EPS and Diluted EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Basic:
Net income (loss) attributable to CNH Industrial		$ 126	$ 124	$ (386)	$ 146
Weighted average common shares outstanding—basic		1,362	1,361	1,362	1,360
Basic earnings (loss) per share		$ 0.10	$ 0.09	$ (0.28)	$ 0.11
Diluted:
Net income (loss) attributable to CNH Industrial		$ 126	$ 124	$ (386)	$ 146
Weighted average common shares outstanding—basic		1,362	1,361	1,362	1,360
Effect of dilutive securities (when dilutive):
Stock compensation plans	[1]	2	2		3
Weighted average common shares outstanding—diluted		1,364	1,363	1,362	1,363
Diluted earnings (loss) per share		$ 0.10	$ 0.09	$ (0.28)	$ 0.11

[1]	Restricted Share Units of approximately 1.6 million shares for the six months ended June 30, 2016 were outstanding but not included in the calculation of diluted earnings per share as the impact of these shares would have been anti-dilutive.